Borrowings - Long-Term Debt Obligations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Long-Term Debt Obligations:
June 30, 2015	$ 38,781
June 30, 2016	38,433
June 30, 2017	98,475
June 30, 2018	54,696
June 30, 2019	132,800
June 30, 2020 and thereafter	887,085
Total	$ 1,250,270	$ 1,154,448